Shareholders' Deficit (Details) - $ / shares		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021	Apr. 07, 2021
Shareholders' Deficit (Details) [Line Items]
Preference shares, shares authorized		1,000,000	1,000,000	1,000,000
Preference shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Issued and outstanding ordinary shares percentage		20.00%
Class A Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, authorized		200,000,000	200,000,000	200,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, outstanding		1,030,000	9,122,313	1,030,000
Ordinary shares, issued		1,030,000	9,122,313	1,030,000
Ordinary shares subject to possible redemption shares issued		32,369,251	1,837,593	32,369,251
Ordinary shares subject to possible redemption shares outstanding		32,369,251	1,837,593	32,369,251
Ordinary shares subject to possible redemption		32,369,251		32,369,251
Class B Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, authorized		20,000,000	20,000,000	20,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, outstanding	8,625,000	8,092,313	1	8,092,313
Ordinary shares, issued	8,625,000	8,092,313	1	8,092,313
Subject to forfeiture shares	1,125,000
Issued and outstanding ordinary shares percentage	20.00%
Shares forfeited					532,687